Supplement to the
Fidelity Advisor Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2012
Prospectus

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 8.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces the information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Ali Khan (portfolio manager) has managed the fund since January 2012.

The following information replaces similar information found in the "Fund Management" section on page 47.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMRC may provide investment advisory services for Fidelity Advisor Technology Fund.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Advisor Technology Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMR H.K. is an affiliate of FMR.

Charlie Chai is portfolio manager of Fidelity Advisor Technology Fund, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

AFOC-12-03  October 23, 2012
1.480125.174

Supplement to the
Fidelity Advisor Focus Funds®
Institutional Class
September 29, 2012
Prospectus

The following information replaces similar information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Investment Advisers" on page 7.

Fidelity Management & Research Company (FMR) is the fund's manager. FMR Co., Inc. (FMRC) and other investment advisers serve as sub-advisers for the fund.

The following information replaces the information for Fidelity Advisor Communications Equipment Fund found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Ali Khan (portfolio manager) has managed the fund since January 2012.

The following information replaces similar information found in the "Fund Management" section on page 43.

FMRC serves as a sub-adviser for each fund. FMRC has day-to-day responsibility for choosing investments for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMRC may provide investment advisory services for Fidelity Advisor Technology Fund.

  FMR H.K., at Floor 19, 41 Connaught Road Central, Hong Kong, serves as a sub-adviser for each fund. As of December 31, 2011, FMR H.K. had approximately $7.1 billion in discretionary assets under management. Currently, FMR H.K. has day-to-day responsibility for choosing investments for Fidelity Advisor Technology Fund. FMR H.K. may provide investment research and advice on issuers based outside the United States and may also provide investment advisory services for Fidelity Advisor Biotechnology Fund, Fidelity Advisor Communications Equipment Fund, Fidelity Advisor Consumer Discretionary Fund, Fidelity Advisor Electronics Fund, Fidelity Advisor Energy Fund, Fidelity Advisor Financial Services Fund, Fidelity Advisor Health Care Fund, Fidelity Advisor Industrials Fund, and Fidelity Advisor Utilities Fund. FMR H.K. is an affiliate of FMR.

Charlie Chai is portfolio manager of Fidelity Advisor Technology Fund, which he has managed since January 2005. He also manages other funds. Since joining Fidelity Investments in 1997, Mr. Chai has worked as a research analyst and portfolio manager.

Ali Khan is portfolio manager of Fidelity Advisor Communications Equipment Fund, which he has managed since January 2012. He also manages other funds. Mr. Khan joined Fidelity Investments in 2008 as an equity research associate after receiving a bachelor of arts degree in economics and political science from Amherst College.

AFOCI-12-04  October 23, 2012
1.479771.167

Supplement to the

Fidelity Advisor Focus Funds®

Fund	Class A	Class T	Class B	Class C	Institutional Class
Fidelity Advisor® Biotechnology Fund	FBTAX	FBTTX	FBTBX	FBTCX	FBTIX
Fidelity Advisor Communications Equipment Fund	FDMAX	FDMTX	FDMBX	FDMCX	FDMIX
Fidelity Advisor Consumer Discretionary Fund	FCNAX	FACPX	FCIBX	FCECX	FCNIX
Fidelity Advisor Electronics Fund	FELAX	FELTX	FELBX	FELCX	FELIX
Fidelity Advisor Energy Fund	FANAX	FAGNX	FANRX	FNRCX	FANIX
Fidelity Advisor Financial Services Fund	FAFDX	FAFSX	FAFBX	FAFCX	FFSIX
Fidelity Advisor Health Care Fund	FACDX	FACTX	FAHTX	FHCCX	FHCIX
Fidelity Advisor Industrials Fund	FCLAX	FCLTX	FCLBX	FCLCX	FCLIX
Fidelity Advisor Technology Fund	FADTX	FATEX	FABTX	FTHCX	FATIX
Fidelity Advisor Utilities Fund	FUGAX	FAUFX	FAUBX	FUGCX	FUGIX

Funds of Fidelity Advisor Series VII

STATEMENT OF ADDITIONAL INFORMATION

September 29, 2012

Charlie Chai no longer serves as co-manager of Fidelity Advisor Communications Equipment Fund. All references to Charlie Chai in the "Management Contracts" section beginning on page 48 are no longer applicable.

AFOC-AFOCIB-12-05  October 23, 2012
1.480127.137